Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of income tax provision
The income tax provision consists of the following:

	For the Year Ended December 31,
	2011	2010	2009
Current:
Federal	$1	$—	$(1)
State	5	(3)	1
Foreign	8	5	8
	14	2	8
Deferred:
Federal	28	112	(45)
State	(10)	19	(13)
	18	131	(58)
Income tax expense (benefit)	$32	$133	$(50)

Schedule of pre-tax income (loss) for domestic and foreign operations
Pre-tax income (loss) for domestic and foreign operations consisted of the following:

	For the Year Ended December 31,
	2011	2010	2009
Domestic	$(422)	$30	$(334)
Foreign	13	6	24
Pre-tax income (loss)	$(409)	$36	$(310)

Schedule of current and non-current deferred income tax assets and liabilities
Pre-tax income (loss) for domestic and foreign operations consisted of the following:

	For the Year Ended December 31,
	2011	2010	2009
Domestic	$(422)	$30	$(334)
Foreign	13	6	24
Pre-tax income (loss)	$(409)	$36	$(310)

Current and non-current deferred income tax assets and liabilities, as of December 31, are comprised of the following:

	2011	2010
Current deferred income tax assets:
Accrued liabilities and deferred income	$84	$78
Provision for doubtful accounts	23	27
Liability for unrecognized tax benefits	3	—
Cash flow hedges	3	—
	113	105
Less: valuation allowance	(30)	(11)
Current deferred income tax assets	83	94
Current deferred income tax liabilities:
Prepaid expenses	17	18
Current deferred income tax liabilities	17	18
Current net deferred income tax asset	$66	$76

Non-current deferred income tax assets:
Net operating loss carryforwards	$846	$663
Alternative minimum tax credit carryforward	2	2
Foreign tax credit carryforwards	3	3
State tax credit carryforwards	1	1
Accrued liabilities and deferred income	26	32
Capital loss carryforward	32	32
Investment in joint venture	3	3
Minimum pension obligation	22	14
Cash flow hedges	4	7
Provision for doubtful accounts	6	7
Liability for unrecognized tax benefits	11	9
Other	5	4
	961	777
Less: valuation allowance	(308)	(107)
Non-current deferred income tax assets	653	670
Less:
Non-current deferred income tax liabilities:
Depreciation and amortization	1,074	1,084
Non-current net deferred income tax liability	$(421)	$(414)

Schedule of effective income tax rate
The Company’s effective income tax rate differs from the U.S. federal statutory rate as follows:

	For the Year Ended December 31,
	2011	2010	2009
Federal statutory rate	35%	35%	35%
State and local income taxes, net of federal tax benefits	1	(6)	6
Net impact of IRS settlement	—	303	—
Foreign rate differential	(2)	14	—
Permanent differences	1	—	—
Net change in valuation allowance	(43)	23	(23)
Other	—	—	(2)
	(8%)	369%	16%

Schedule of the rollforward of unrecognized tax benefits
The rollforward of unrecognized tax benefits are summarized in the table below:

Unrecognized tax benefits—January 1, 2009	$25
Gross decreases—tax positions in prior periods	2
Gross increases—current period tax positions	3
Unrecognized tax benefits—December 31, 2009	$30
Gross increases—tax positions in prior periods	7
Reduction due to lapse of statute of limitations	(3)
Unrecognized tax benefits—December 31, 2010	$34
Gross increases—tax positions in prior periods	8
Gross increases—tax positions in current period	5
Reduction due to lapse of statute of limitations	(5)
Unrecognized tax benefits—December 31, 2011	$42